Note 17 - Fair Value of Financial Instruments	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]

17. Fair value of financial instruments:

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and judgement and, as such, may not be reflective of future fair values. The Bank’s credit assets and deposits lack an available market as they are not typically exchanged and, therefore, the book value of these instruments is not necessarily representative of amounts realizable upon immediate settlement. See note 21 of October 31, 2025, audited Consolidated Financial Statements for more information on fair values.

(thousands of Canadian dollars)
	January 31, 2026					October 31, 2025
	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	628,002	628,002	-	-	628,002	581,710	581,710	-	-	581,710
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	101,276	101,276	-	-	101,276	80,923	80,923	-	-	80,923
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	5,333,279	-	-	5,328,146	5,328,146	5,066,378	-	-	5,050,931	5,050,931
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$5,248,955	$-	$-	$5,293,045	$5,293,045	$4,860,863	$-	$-	$4,918,431	$4,918,431
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	100,160	-	96,629	-	96,629	103,516	-	99,878	-	99,878
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	1,248	-	1,248	-	1,248	416	-	416	-	416
Other financial liabilities
Amortized cost	251,508	-	-	251,508	251,508	310,874	-	-	310,874	310,874
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-